UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21601

Registrant Name:	PIMCO Income Strategy Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Strategy Fund II

October 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.6%
BANK LOAN OBLIGATIONS 1.9%
Concordia Healthcare Corp.
5.250% due 10/20/2021		$1,200	$1,157
iHeartCommunications, Inc.
6.938% due 01/30/2019		6,800	5,715
Sequa Corp.
5.250% due 06/19/2017		5,290	4,417

Total Bank Loan Obligations (Cost $12,311)			11,289

CORPORATE BONDS & NOTES 55.5%
BANKING & FINANCE 31.6%
AGFC Capital Trust
6.000% due 01/15/2067		1,800	1,170
American International Group, Inc.
6.250% due 03/15/2087 (g)		11,608	12,711
8.175% due 05/15/2068		300	397
Banco do Brasil S.A.
6.250% due 04/15/2024 (d)		2,400	1,296
9.000% due 06/18/2024 (d)		8,630	5,998
9.250% due 04/15/2023 (d)		300	214
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	1,600	1,702
Barclays Bank PLC
7.625% due 11/21/2022		$2,200	2,516
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	1,500	1,666
8.000% due 12/15/2020 (d)		3,900	4,688
BGC Partners, Inc.
5.375% due 12/09/2019 (g)		$6,370	6,670
BNP Paribas S.A.
7.375% due 08/19/2025 (d)		6,600	6,839
Cantor Fitzgerald LP
6.500% due 06/17/2022 (g)		8,500	8,913
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	6,150	10,204
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$3,200	2,974
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	200	222
7.500% due 06/23/2026 (d)	GBP	3,500	5,315
7.875% due 01/23/2024 (d)		$3,200	3,289
ERB Hellas PLC
4.250% due 06/26/2018	EUR	250	213
GSPA Monetization Trust
6.422% due 10/09/2029 (g)		$4,926	5,591
Jefferies Finance LLC
6.875% due 04/15/2022		7,950	7,513
LBG Capital PLC
12.750% due 08/10/2020	GBP	300	523
15.000% due 12/21/2019	EUR	1,100	1,775
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	6,100	9,933
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018		$4,500	4,095
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,500	1,590
Navient Corp.
5.500% due 01/15/2019 (g)		$13,750	13,698
5.625% due 08/01/2033		150	111
8.450% due 06/15/2018		3,400	3,655
Novo Banco S.A.
2.625% due 05/08/2017	EUR	1,900	1,946
4.000% due 01/21/2019		3,700	3,745
4.750% due 01/15/2018		2,300	2,367
5.000% due 04/04/2019		311	313
5.000% due 04/23/2019		653	660
5.000% due 05/14/2019		431	434
5.000% due 05/21/2019		241	242
5.000% due 05/23/2019		240	243
5.875% due 11/09/2015		1,800	1,979
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		$3,020	3,163
Rabobank Group
8.400% due 06/29/2017 (d)		700	760

Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (d)		200	208
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		6,100	6,161
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,488	6,082
6.052% due 10/13/2039		2,687	3,987
TIG FinCo PLC
8.500% due 03/02/2020		687	1,111
8.750% due 04/02/2020		3,804	5,449
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		$3,000	2,880
6.902% due 07/09/2020		11,000	11,276
Western Group Housing LP
6.750% due 03/15/2057		5,500	6,384

			184,871

INDUSTRIALS 13.8%
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,470	1,143
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)		4,980	3,579
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		2,300	1,863
11.250% due 06/01/2017 ^		9,000	7,177
CCO Safari LLC
6.484% due 10/23/2045		6,221	6,467
6.834% due 10/23/2055		889	905
Chesapeake Energy Corp.
3.571% due 04/15/2019		480	311
Forbes Energy Services Ltd.
9.000% due 06/15/2019		1,164	792
Ford Motor Co.
7.700% due 05/15/2097 (g)		10,460	12,970
Harvest Operations Corp.
6.875% due 10/01/2017		1,073	912
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,400	1,361
iHeartCommunications, Inc.
9.000% due 09/15/2022		$1,200	985
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		4,030	3,521
Pertamina Persero PT
6.450% due 05/30/2044		11,154	10,387
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,300	1,890
Scientific Games International, Inc.
10.000% due 12/01/2022		$3,300	2,962
Sequa Corp.
7.000% due 12/15/2017		7,918	4,018
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,646
Tembec Industries, Inc.
9.000% due 12/15/2019		$2,100	1,690
UCP, Inc.
8.500% due 10/21/2017		2,000	2,008
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	4,197	6,482
6.542% due 03/30/2021		1,635	2,630
Westmoreland Coal Co.
8.750% due 01/01/2022		$6,335	4,894

			80,593

UTILITIES 10.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		3,700	4,103
Frontier Communications Corp.
8.875% due 09/15/2020		440	458
10.500% due 09/15/2022		720	749
11.000% due 09/15/2025		720	756
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		6,100	5,444
6.000% due 11/27/2023		13,900	13,451
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		300	305
Illinois Power Generating Co.
6.300% due 04/01/2020 (g)		3,035	2,413
7.000% due 04/15/2018 (g)		5,100	4,361
7.950% due 06/01/2032		500	393
Northwestern Bell Telephone
7.750% due 05/01/2030		12,625	13,953
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		410	205

Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		4,297	1,450
6.750% due 10/01/2023		3,375	1,163
Petrobras Global Finance BV
2.750% due 01/15/2018	EUR	470	462
3.214% due 03/17/2020		$270	207
4.875% due 03/17/2020		450	369
5.750% due 01/20/2020		220	189
6.625% due 01/16/2034	GBP	100	101
6.750% due 01/27/2041		$2,400	1,705
7.875% due 03/15/2019		6,900	6,555

			58,792

Total Corporate Bonds & Notes (Cost $338,788)			324,256

MUNICIPAL BONDS & NOTES 10.3%
CALIFORNIA 2.6%
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		3,000	3,397
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030		1,200	1,307
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009
8.406% due 08/01/2039		1,650	2,088
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		7,500	8,425

			15,217

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		180	186
7.750% due 01/01/2042		330	336

			522

NEBRASKA 1.2%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		5,800	6,939

OHIO 4.5%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		27,300	26,608

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		835	645

WEST VIRGINIA 1.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		11,815	10,366

Total Municipal Bonds & Notes (Cost $54,552)			60,297

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
3.500% due 02/25/2042 (a)		1,493	185
4.500% due 11/25/2042 (a)		3,933	620
5.197% due 07/25/2025		2,780	2,778
5.744% due 04/25/2028		1,000	1,017
6.053% due 01/25/2040 (a)		575	107
Freddie Mac
3.000% due 02/15/2033 (a)		3,195	398
3.500% due 12/15/2032 (a)		5,970	999
4.678% due 11/25/2055		5,247	5,199
7.747% due 12/25/2027		3,400	3,406
11.485% due 09/15/2035		1,564	1,648
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)		1,338	153
4.000% due 10/16/2042 - 10/20/2042 (a)		718	111

Total U.S. Government Agencies (Cost $16,591)			16,621

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Floating Rate Notes
0.097% due 07/31/2017 (i)(k)		4,868	4,864

Total U.S. Treasury Obligations (Cost $4,867)			4,864

MORTGAGE-BACKED SECURITIES 26.3%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		181	153
6.000% due 07/25/2046 ^		922	764

Banc of America Funding Corp.
6.000% due 01/25/2037	9,499	6,801
Banc of America Funding Trust
2.895% due 01/20/2047 ^	52	44
BCAP LLC Trust
2.701% due 05/26/2036	333	7
2.864% due 08/26/2037	14,422	8,471
4.377% due 07/26/2037	16,523	14,645
5.333% due 03/26/2037	1,582	471
6.250% due 11/26/2036	5,790	4,866
6.374% due 12/26/2035	5,248	4,214
10.653% due 05/26/2037	1,289	507
12.152% due 09/26/2036	5,613	4,908
28.567% due 06/26/2036	307	97
Bear Stearns ALT-A Trust
2.572% due 11/25/2035	9,776	7,728
2.776% due 11/25/2036	519	377
2.911% due 09/25/2035 ^	1,218	1,003
Chase Mortgage Finance Trust
2.444% due 12/25/2035 ^	16	15
5.500% due 05/25/2036 ^	67	64
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	191	192
6.000% due 09/25/2037	2,258	2,366
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	4,123	3,599
6.000% due 08/25/2037 ^	1,776	1,369
Countrywide Alternative Loan Trust
5.253% due 04/25/2036 ^	1,796	1,393
5.500% due 03/25/2035	514	456
5.500% due 01/25/2036	1,280	1,167
5.500% due 03/25/2036 ^	199	170
5.750% due 01/25/2035	630	638
5.750% due 02/25/2035	707	697
5.750% due 12/25/2036 ^	1,190	940
6.000% due 02/25/2035	575	599
6.000% due 04/25/2036	845	735
6.000% due 04/25/2037 ^	2,825	2,181
6.000% due 05/25/2037 ^	3,679	2,989
6.250% due 11/25/2036 ^	1,289	1,217
6.250% due 12/25/2036 ^	866	708
6.500% due 08/25/2036 ^	749	578
Countrywide Home Loan Mortgage Pass-Through Trust
0.487% due 03/25/2035 ^	7,544	6,167
5.750% due 03/25/2037 ^	1,003	927
6.000% due 07/25/2037	3,154	2,721
6.250% due 09/25/2036 ^	1,059	978
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	716	546
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^	268	226
6.750% due 08/25/2036 ^	2,331	1,881
First Horizon Alternative Mortgage Securities Trust
6.000% due 05/25/2036 ^	1,266	1,065
6.000% due 08/25/2036 ^	2,082	1,715
First Horizon Mortgage Pass-Through Trust
2.702% due 05/25/2037 ^	637	511
2.750% due 11/25/2035 ^	1,508	1,230
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^	4,094	2,655
JPMorgan Alternative Loan Trust
2.526% due 03/25/2037 ^	1,969	1,554
2.621% due 03/25/2036 ^	3,303	2,642
2.656% due 05/25/2036 ^	3,071	2,526
JPMorgan Mortgage Trust
2.521% due 02/25/2036 ^	768	671
2.682% due 10/25/2035	480	469
6.000% due 08/25/2037 ^	357	321
6.500% due 09/25/2035	141	145
Lehman Mortgage Trust
6.000% due 07/25/2036 ^	1,403	1,054
6.000% due 07/25/2037 ^	2,288	2,098
6.500% due 09/25/2037 ^	4,610	3,716
MASTR Asset Securitization Trust
6.500% due 11/25/2037 ^	751	621
Merrill Lynch Mortgage Investors Trust
2.633% due 03/25/2036 ^	2,699	1,820
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	21	19
RBSSP Resecuritization Trust
0.354% due 02/26/2047	8,134	7,230
Residential Accredit Loans, Inc. Trust
3.479% due 12/26/2034 ^	1,927	1,607
6.000% due 08/25/2036 ^	581	479

Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		1,792	1,468
6.000% due 03/25/2037 ^		2,228	1,583
6.000% due 05/25/2037 ^		2,642	2,309
6.000% due 07/25/2037 ^		1,994	1,441
6.250% due 09/25/2037 ^		3,343	2,418
Residential Funding Mortgage Securities, Inc. Trust
3.509% due 09/25/2035		2,595	2,258
3.729% due 08/25/2036 ^		2,812	2,487
Structured Adjustable Rate Mortgage Loan Trust
2.466% due 11/25/2036 ^		4,187	3,457
4.273% due 07/25/2036 ^		1,081	909
4.907% due 01/25/2036 ^		3,562	2,752
Suntrust Adjustable Rate Mortgage Loan Trust
2.586% due 02/25/2037 ^		514	451
WaMu Mortgage Pass-Through Certificates Trust
4.341% due 02/25/2037 ^		985	916
4.399% due 05/25/2037 ^		2,435	2,289
4.424% due 07/25/2037 ^		1,828	1,698
6.013% due 10/25/2036 ^		1,358	1,141
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^		593	561
5.750% due 03/25/2037 ^		599	586

Total Mortgage-Backed Securities (Cost $145,546)			153,447

ASSET-BACKED SECURITIES 15.7%
Apidos CLO
0.010% due 07/22/2026		1,500	918
Bear Stearns Asset-Backed Securities Trust
0.337% due 10/25/2036		7,910	6,307
6.500% due 10/25/2036 ^		400	319
CIFC Funding Ltd.
0.010% due 05/24/2026		2,400	1,794
Countrywide Asset-Backed Certificates
0.337% due 12/25/2046		23,117	18,254
0.397% due 06/25/2047		15,507	11,318
Fremont Home Loan Trust
0.347% due 01/25/2037		17,504	9,164
Greenpoint Manufactured Housing
8.140% due 03/20/2030		1,684	1,784
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.357% due 07/25/2037		3,796	2,405
Lehman XS Trust
6.290% due 06/24/2046		5,193	4,339
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		460	464
Mid-State Trust
6.340% due 10/15/2036		1,380	1,502
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		945	695
Specialty Underwriting & Residential Finance Trust
0.697% due 09/25/2036		14,080	9,274
Taberna Preferred Funding Ltd.
0.664% due 12/05/2036		10,981	8,674
0.684% due 08/05/2036		586	428
0.684% due 08/05/2036 ^		11,578	8,452
0.794% due 07/05/2035		7,189	5,535

Total Asset-Backed Securities (Cost $91,440)			91,626

SOVEREIGN ISSUES 0.8%
Autonomous Community of Valencia
2.289% due 09/03/2017	EUR	2,500	2,773
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	204,000	1,471
4.750% due 04/17/2019	EUR	300	302

Total Sovereign Issues (Cost $4,822)			4,546

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (e)		496,900	663

Total Common Stocks (Cost $737)			663

PREFERRED SECURITIES 4.8%
BANKING & FINANCE 4.8%
Citigroup Capital
6.692% due 10/30/2040	260,000	6,604
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	16,900	21,336

Total Preferred Securities (Cost $25,964)		27,940

SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (f) 1.4%		8,427

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 2.1%
Federal Home Loan Bank
0.101% due 01/13/2016	$700	700
0.106% due 01/19/2016	2,200	2,199
0.110% due 01/08/2016	900	900
0.112% due 01/15/2016	300	300
0.117% due 01/08/2016 - 01/15/2016	1,700	1,700
0.122% due 01/08/2016	6,100	6,099
0.218% due 02/09/2016	100	100

		11,998

U.S. TREASURY BILLS 2.0%
0.117% due 12/31/2015 - 02/25/2016 (c)(i)(k)	11,389	11,387

Total Short-Term Instruments (Cost $31,810)		31,812

Total Investments in Securities (Cost $727,428)		727,361

Total Investments 124.6% (Cost $727,428)		$727,361
Financial Derivative Instruments (h)(j) (1.4%) (Cost or Premiums, net $(739))		(8,303)
Preferred Shares (15.8%)		(92,450)
Other Assets and Liabilities, net (7.4%)		(42,671)

Net Assets Applicable to Common Shareholders 100.0%		$583,937

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
TIG FinCo PLC	04/02/2015	$737	$663	0.11%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.150%	10/30/2015	11/02/2015	$2,800	Freddie Mac 3.500% due 09/01/2045	$(2,916)	$2,800	$2,800
SSB	0.000	10/30/2015	11/02/2015	5,627	Fannie Mae 2.140% due 11/07/2022	(5,744)	5,627	5,627

Total Repurchase Agreements						$(8,660)	$8,427	$8,427

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	10/28/2015	10/27/2017	$(1,191)	$(1,191)
	(1.000)	10/28/2015	10/27/2017	(1,093)	(1,093)
BPG	0.630	10/05/2015	01/05/2016	(3,901)	(3,903)
	1.000	10/20/2015	01/20/2016	(11,865)	(11,869)
MSC	0.650	10/30/2015	02/01/2016	(5,076)	(5,076)
RDR	0.630	10/08/2015	01/08/2016	(2,364)	(2,365)
	0.650	08/25/2015	11/23/2015	(8,549)	(8,560)
UBS	0.700	10/09/2015	01/11/2016	(7,955)	(7,959)
	0.700	10/14/2015	01/14/2016	(5,927)	(5,929)
	0.800	10/02/2015	01/04/2016	(5,201)	(5,205)

Total Reverse Repurchase Agreements					$(53,150)

(2)	The average amount of borrowings outstanding during the period ended October 31, 2015 was $39,972 at a weighted average interest rate of 0.623%.

(g)	Securities with an aggregate market value of $57,804 have been pledged as collateral under the terms of master agreements as of October 31, 2015.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$16,533	$1,051	$(223)	$20	$0
CDX.HY-25 5-Year Index	5.000	12/20/2020	9,800	368	175	14	0

				$1,419	$(48)	$34	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		$149,020	$10,700	$1,608	$429	$0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		201,500	43,047	49,620	1,710	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		352,400	(13,309)	(32,619)	0	(2,901)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AUD	12,900	305	111	0	(7)
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		8,100	355	155	0	(21)

						$41,098	$18,875	$2,139	$(2,929)

Total Swap Agreements						$42,517	$18,827	$2,173	$(2,929)

(i)	Securities with an aggregate market value of $4,908 and cash of $6,072 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2015.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2015	GBP	36,887		$56,071	$0	$(794)
	06/2016	EUR	1,940		2,656	512	0
	06/2016		$113	EUR	84	0	(21)
BRC	06/2016	EUR	368		$506	99	0
CBK	11/2015		1,545		1,747	48	0
	11/2015	GBP	1,004		1,541	0	(7)
	11/2015		$686	GBP	453	12	0
DUB	11/2015	BRL	14,877		$3,803	0	(55)
	11/2015		$3,701	BRL	14,877	157	0
	12/2015		3,763		14,877	57	0
	06/2016	EUR	205		$281	54	0
	06/2016		$23	EUR	17	0	(4)
GLM	11/2015	AUD	828		$584	0	(6)
	11/2015		$684	GBP	447	6	0
JPM	11/2015	GBP	134		$205	0	(1)
	11/2015		$346	GBP	228	5	0
MSB	11/2015	BRL	2,038		$528	0	0
	11/2015	JPY	178,330		1,486	8	0
	11/2015		$525	BRL	2,037	3	0
	06/2016	EUR	516		$710	139	0
NAB	11/2015		$1,394	JPY	167,800	0	(4)
	12/2015	JPY	167,800		$1,395	4	0
	06/2016	EUR	1,123		1,542	301	0
	07/2016		70		95	18	0
SCX	11/2015		$56,462	GBP	36,897	418	0
	12/2015	GBP	36,897		$56,452	0	(418)
UAG	11/2015	EUR	21,158		23,680	414	0
	11/2015		$25,091	EUR	22,703	0	(126)
	12/2015	EUR	22,703		$25,101	127	0

Total Forward Foreign Currency Contracts						$2,382	$(1,436)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2024	7.544%	$1,000	$(195)	$(176)	$0	$(371)
GST	Petrobras Global Finance BV	1.000	09/20/2020	7.592	10	(2)	0	0	(2)
	Petrobras International Finance Co.	1.000	12/20/2024	7.544	1,400	(278)	(241)	0	(519)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	7.592	40	(6)	(4)	0	(10)
	Petrobras International Finance Co.	1.000	12/20/2019	7.557	300	(25)	(42)	0	(67)
	Petrobras International Finance Co.	1.000	12/20/2024	7.544	1,700	(353)	(277)	0	(630)
MYC	Chesapeake Energy Corp.	5.000	09/20/2020	16.433	300	(30)	(66)	0	(96)
	Petrobras International Finance Co.	1.000	12/20/2019	7.557	8,700	(805)	(1,125)	0	(1,930)

						$(1,694)	$(1,931)	$0	$(3,625)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	12,500	$17	$(402)	$0	$(385)
CBK	Pay	1-Year BRL-CDI	11.500	01/04/2021		49,000	(47)	(1,463)	0	(1,510)
	Pay	3-Month USD-LIBOR	2.350	02/18/2021		$111,600	651	400	1,051	0
DUB	Pay	3-Month USD-LIBOR	2.900	02/18/2026		53,700	352	288	640	0
MYC	Pay	1-Year BRL-CDI	11.500	01/04/2021	BRL	84,300	74	(2,673)	0	(2,599)
UAG	Pay	1-Year BRL-CDI	11.250	01/04/2021		61,900	(92)	(1,973)	0	(2,065)

							$955	$(5,823)	$1,691	$(6,559)

Total Swap Agreements							$(739)	$(7,754)	$1,691	$(10,184)

(k)	Securities with an aggregate market value of $8,648 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,289	$0	$11,289
Corporate Bonds & Notes
Banking & Finance	0	179,280	5,591	184,871
Industrials	0	78,586	2,007	80,593
Utilities	0	58,792	0	58,792
Municipal Bonds & Notes
California	0	15,217	0	15,217
Illinois	0	522	0	522
Nebraska	0	6,939	0	6,939
Ohio	0	26,608	0	26,608
Virginia	0	645	0	645
West Virginia	0	10,366	0	10,366
U.S. Government Agencies	0	11,422	5,199	16,621
U.S. Treasury Obligations	0	4,864	0	4,864
Mortgage-Backed Securities	0	153,447	0	153,447
Asset-Backed Securities	0	91,626	0	91,626
Sovereign Issues	0	4,546	0	4,546
Common Stocks
Financials	0	0	663	663
Preferred Securities
Banking & Finance	6,604	21,336	0	27,940
Short-Term Instruments
Repurchase Agreements	0	8,427	0	8,427
Short-Term Notes	0	11,998	0	11,998
U.S. Treasury Bills	0	11,387	0	11,387

Total Investments	$6,604	$707,297	$13,460	$727,361

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,173	0	2,173
Over the counter	0	4,073	0	4,073
	$0	$6,246	$0	$6,246

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,929)	0	(2,929)
Over the counter	0	(11,620)	0	(11,620)

	$0	$(14,549)	$0	$(14,549)

Totals	$6,604	$698,994	$13,460	$719,058

There were no significant transfers between Level 1 and 2 during the period ended October 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2015:

Category and Subcategory	Beginning Balance at 07/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,535	$0	$(30)	$1	$0	$85	$0	$0	$5,591	$89
Industrials	2,007	0	0	0	0	0	0	0	2,007	0
U.S. Government Agencies	0	5,254	(10)	1	6	(52)	0	0	5,199	(51)
Common Stocks
Financials	520	0	0	0	0	143	0	0	663	142

Totals	$8,062	$5,254	$(40)	$2	$6	$176	$0	$0	$13,460	$180

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,591	Proxy Pricing	Base Price	113.00
Industrials	2,007	Proxy Pricing	Base Price	100.00
U.S. Government Agencies	5,199	Proxy Pricing	Base Price	59.03
Common Stocks
Financials	663	Other Valuation Techniques (2)	—	—

Total	$13,460

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market-based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market-based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 727,428	$25,929	$(25,997)	$(68)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund II

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 28, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 28, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 28, 2015